American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Small Cap Value ETF (AVUV)
May 28, 2021

Avantis U.S. Small Cap Value ETF - Schedule of Investments
MAY 28, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.8%
Aerospace and Defense — 0.3%
AAR Corp.(1)	3,487	145,582
Hexcel Corp.(1)	64,811	3,853,662
		3,999,244
Air Freight and Logistics — 0.7%
Air Transport Services Group, Inc.(1)	78,859	1,958,858
Atlas Air Worldwide Holdings, Inc.(1)	47,839	3,584,576
Hub Group, Inc., Class A(1)	49,715	3,470,604
		9,014,038
Airlines — 0.3%
Mesa Air Group, Inc.(1)	47,625	462,915
SkyWest, Inc.(1)	62,913	3,084,624
Spirit Airlines, Inc.(1)	11,602	414,308
		3,961,847
Auto Components — 2.6%
American Axle & Manufacturing Holdings, Inc.(1)	172,281	1,929,547
Cooper Tire & Rubber Co.	92,544	5,495,263
Cooper-Standard Holdings, Inc.(1)	5,746	171,001
Dana, Inc.	284,523	7,719,109
Dorman Products, Inc.(1)	12,861	1,316,709
Gentherm, Inc.(1)	50,527	3,664,723
Goodyear Tire & Rubber Co. (The)(1)	528,534	10,480,829
Modine Manufacturing Co.(1)	100,639	1,770,240
Motorcar Parts of America, Inc.(1)	24,037	561,745
Standard Motor Products, Inc.	16,456	740,849
Visteon Corp.(1)	543	66,496
		33,916,511
Automobiles — 0.1%
Harley-Davidson, Inc.	17,918	868,485
Banks — 15.8%
1st Source Corp.	13,530	669,329
ACNB Corp.	11,921	343,325
Altabancorp	29,645	1,363,670
Amalgamated Financial Corp.	26,405	429,609
Amerant Bancorp, Inc.(1)	36,462	879,463
Ameris Bancorp	32,485	1,784,726
Arrow Financial Corp.	22,863	848,217
Associated Banc-Corp.	202,805	4,662,487
Atlantic Capital Bancshares, Inc.(1)	3,842	108,037
BancFirst Corp.	26,476	1,826,050
Bancorp, Inc. (The)(1)	104,495	2,532,959
Bank First Corp.	4,179	297,628
Bank of Commerce Holdings	31,028	457,663
Bank of Hawaii Corp.	57,503	5,160,319
Bank OZK	39,286	1,677,905
BankFinancial Corp.	20,403	225,453
BankUnited, Inc.	146,126	6,983,362
Bankwell Financial Group, Inc.	8,574	244,873
Banner Corp.	45,540	2,665,456

BCB Bancorp, Inc.	26,327	384,637
Boston Private Financial Holdings, Inc.	126,416	1,937,957
Brookline Bancorp., Inc.	26,107	440,164
Bryn Mawr Bank Corp.	11,285	539,423
Byline Bancorp, Inc.	41,905	967,167
Cadence BanCorp	95,105	2,128,450
Camden National Corp.	5,807	276,529
Cathay General Bancorp.	115,056	4,795,534
CB Financial Services, Inc.(2)	6,789	147,661
Central Pacific Financial Corp.	53,619	1,485,782
Central Valley Community Bancorp	19,802	421,189
CIT Group, Inc.	41,004	2,172,392
City Holding Co.	18,525	1,486,076
CNB Financial Corp.	26,731	649,831
Codorus Valley Bancorp, Inc.	16,142	306,052
Community Bankers Trust Corp.	38,696	342,073
Community Trust Bancorp, Inc.	14,137	624,573
ConnectOne Bancorp, Inc.	48,852	1,352,712
County Bancorp, Inc.(2)	8,410	209,409
Customers Bancorp, Inc.(1)	49,329	1,867,103
Dime Community Bancshares, Inc.	21,324	740,156
Eagle Bancorp, Inc.	50,817	2,903,683
Enterprise Financial Services Corp.	18	889
F.N.B. Corp.	411,165	5,513,723
Farmers National Banc Corp.	45,104	784,810
Financial Institutions, Inc.	27,075	869,920
First BanCorp	285,237	3,648,181
First Bancorp, Inc. (The)	6,856	215,964
First Bancorp/Southern Pines NC	18,690	829,275
First Bancshares, Inc. (The)	2,801	109,379
First Busey Corp.	45,772	1,226,232
First Business Financial Services, Inc.	12,764	349,861
First Choice Bancorp	17,096	549,294
First Citizens BancShares, Inc., Class A	1,536	1,321,882
First Community Bankshares, Inc.	2,100	65,436
First Financial Corp.	10,890	494,188
First Foundation, Inc.	63,711	1,599,146
First Internet Bancorp	14,390	488,109
First Mid Bancshares, Inc.	20,951	919,749
First of Long Island Corp. (The)	36,446	820,035
First United Corp.	11,826	214,997
Flushing Financial Corp.	15,526	362,843
Franklin Financial Services Corp.(2)	6,784	207,387
Great Southern Bancorp, Inc.	23,017	1,300,230
Hanmi Financial Corp.	55,995	1,174,775
HarborOne Bancorp, Inc.	43,165	641,000
Hawthorn Bancshares, Inc.	9,418	227,445
Heartland Financial USA, Inc.	23,137	1,151,066
Hilltop Holdings, Inc.	134,695	5,003,919
HomeTrust Bancshares, Inc.	10,790	306,112
Hope Bancorp, Inc.	145,699	2,229,195
Horizon Bancorp, Inc.	27,751	513,394
Independent Bank Corp. (Michigan)	39,889	929,414
International Bancshares Corp.	94,020	4,362,528
Investors Bancorp, Inc.	187,127	2,784,450

Lakeland Bancorp, Inc.	78,715	1,496,372
Lakeland Financial Corp.	32,753	2,021,188
Macatawa Bank Corp.	50,181	481,738
Mackinac Financial Corp.	15,234	330,273
Mercantile Bank Corp.	28,854	931,984
Metropolitan Bank Holding Corp.(1)	8,410	536,642
Midland States Bancorp, Inc.	42,296	1,178,367
MidWestOne Financial Group, Inc.	23,959	755,667
MVB Financial Corp.	26,285	1,126,838
National Bank Holdings Corp., Class A	28,462	1,127,095
NBT Bancorp, Inc.	8,699	339,174
Nicolet Bankshares, Inc.(1)	6,652	527,504
Northeast Bank	16,995	498,973
Northrim BanCorp, Inc.	10,266	447,084
OFG Bancorp	80,280	1,934,748
Old Second Bancorp, Inc.	56,262	779,791
Origin Bancorp, Inc.	8,833	389,977
Orrstown Financial Services, Inc.	17,847	450,458
PacWest Bancorp	75,430	3,407,173
Park National Corp.	683	86,413
Parke Bancorp, Inc.	18,011	387,237
PCB Bancorp.	23,107	370,867
Peapack-Gladstone Financial Corp.	29,759	988,594
Peoples Bancorp, Inc.	5,040	163,699
Popular, Inc.	85,076	6,943,052
Preferred Bank	27,773	1,896,618
Premier Financial Bancorp, Inc.	20,403	380,516
Primis Financial Corp.	35,336	520,499
QCR Holdings, Inc.	23,667	1,131,519
RBB Bancorp	27,563	672,537
Red River Bancshares, Inc.	904	49,367
Republic Bancorp, Inc., Class A	20,408	947,952
ServisFirst Bancshares, Inc.	84,759	5,887,360
Sierra Bancorp	24,811	687,761
Simmons First National Corp., Class A	88,137	2,688,179
SmartFinancial, Inc.	17,855	432,984
Southern First Bancshares, Inc.(1)	12,030	642,763
Southside Bancshares, Inc.	10,743	460,230
Stock Yards Bancorp, Inc.	31,424	1,688,726
Summit Financial Group, Inc.	18,951	451,602
Synovus Financial Corp.	158,892	7,804,775
TCF Financial Corp.	49,765	2,363,838
Texas Capital Bancshares, Inc.(1)	52,681	3,628,667
Tompkins Financial Corp.	3,595	291,734
Towne Bank	18,028	577,437
TriState Capital Holdings, Inc.(1)	43,592	1,002,180
Triumph Bancorp, Inc.(1)	16,327	1,367,386
Trustmark Corp.	82,911	2,781,664
UMB Financial Corp.	49,352	4,772,832
Umpqua Holdings Corp.	329,269	6,282,453
United Community Banks, Inc.	104,769	3,622,912
United Security Bancshares	27,563	234,286
Unity Bancorp, Inc.	12,765	309,424
Univest Financial Corp.	16,434	479,215
Valley National Bancorp	342,485	4,904,385

Washington Trust Bancorp, Inc.	23,947	1,316,846
Webster Financial Corp.	54,004	3,060,947
West BanCorp, Inc.	26,515	740,299
Western Alliance Bancorp	67,293	6,729,973
Wintrust Financial Corp.	71,005	5,710,222
		204,774,908
Beverages — 0.1%
Coca-Cola Consolidated, Inc.	2,897	1,173,053
National Beverage Corp.	228	11,384
		1,184,437
Biotechnology — 0.6%
Alpine Immune Sciences, Inc.(1)(2)	2,686	28,633
Arcus Biosciences, Inc.(1)	40	993
Catalyst Pharmaceuticals, Inc.(1)	27,569	152,457
Coherus Biosciences, Inc.(1)	16,508	217,245
Emergent BioSolutions, Inc.(1)	25,305	1,534,748
Sage Therapeutics, Inc.(1)	37,125	2,583,900
Sangamo Therapeutics, Inc.(1)	80,089	863,359
Translate Bio, Inc.(1)	118,918	2,141,713
		7,523,048
Building Products — 1.2%
Apogee Enterprises, Inc.	42,337	1,609,230
Armstrong Flooring, Inc.(1)	18,467	111,910
Insteel Industries, Inc.	11,478	401,271
Masonite International Corp.(1)	41,047	4,907,169
Quanex Building Products Corp.	58,945	1,569,705
UFP Industries, Inc.	85,181	6,773,593
		15,372,878
Capital Markets — 2.4%
B. Riley Financial, Inc.	27,745	2,043,142
Cowen, Inc., Class A	43,457	1,709,164
Diamond Hill Investment Group, Inc.	5,080	891,083
Evercore, Inc., Class A	51,654	7,534,252
Janus Henderson Group plc	123,547	4,757,795
Moelis & Co., Class A	914	49,073
Oppenheimer Holdings, Inc., Class A	14,382	718,669
Piper Sandler Cos.	24,811	3,162,410
Stifel Financial Corp.	115,837	8,025,187
StoneX Group, Inc.(1)	6,979	472,478
Victory Capital Holdings, Inc., Class A	2,003	60,130
Virtus Investment Partners, Inc.	3,558	1,000,616
		30,423,999
Chemicals — 2.5%
AdvanSix, Inc.(1)	17,482	553,480
AgroFresh Solutions, Inc.(1)	41,474	91,658
American Vanguard Corp.	14,624	268,935
Avient Corp.	1,247	64,819
Cabot Corp.	85,393	5,429,287
Chemours Co. (The)	242,849	8,725,565
Ferro Corp.(1)	75,302	1,626,523
FutureFuel Corp.	25,293	259,759
Hawkins, Inc.	37,649	1,280,819
Intrepid Potash, Inc.(1)	6,096	174,468
Kraton Corp.(1)	53,933	1,831,025
Kronos Worldwide, Inc.	941	15,282

NewMarket Corp.	1,931	662,777
Orion Engineered Carbons SA(1)	45,102	912,864
PQ Group Holdings, Inc.	26,502	433,043
Rayonier Advanced Materials, Inc.(1)	150,490	1,161,783
Sensient Technologies Corp.	2,593	224,943
Stepan Co.	36,537	4,920,072
Tredegar Corp.	47,429	722,818
Trinseo SA	13,134	852,922
Tronox Holdings plc, Class A	107,462	2,523,208
		32,736,050
Commercial Services and Supplies — 1.3%
Clean Harbors, Inc.(1)	36,893	3,434,738
CoreCivic, Inc.(1)	122,476	958,987
Ennis, Inc.	39,877	835,822
Healthcare Services Group, Inc.	90,183	2,704,588
HNI Corp.	63,640	2,903,257
Interface, Inc.	20,746	338,990
Kimball International, Inc., Class B	76,458	1,018,421
Quad/Graphics, Inc.(1)	44,764	148,169
Steelcase, Inc., Class A	122,956	1,779,173
UniFirst Corp.	9,284	2,058,077
		16,180,222
Communications Equipment — 0.6%
Aviat Networks, Inc.(1)	7,331	270,954
EchoStar Corp., Class A(1)	47,382	1,255,149
EMCORE Corp.(1)	49,507	480,218
NETGEAR, Inc.(1)	32,873	1,278,102
ViaSat, Inc.(1)	74,552	3,964,675
		7,249,098
Construction and Engineering — 1.8%
Ameresco, Inc., Class A(1)	11,349	610,122
Arcosa, Inc.	28,659	1,819,846
Argan, Inc.	11,822	580,460
Construction Partners, Inc., Class A(1)	47,673	1,535,547
Dycom Industries, Inc.(1)	43,941	3,292,060
EMCOR Group, Inc.	9,232	1,164,248
Fluor Corp.(1)	89,008	1,646,648
Granite Construction, Inc.	19,985	806,595
Great Lakes Dredge & Dock Corp.(1)	101,670	1,485,399
MasTec, Inc.(1)	44,822	5,214,143
MYR Group, Inc.(1)	28,415	2,473,242
Northwest Pipe Co.(1)	10,656	337,369
Primoris Services Corp.	67,161	2,135,048
Tutor Perini Corp.(1)	45,110	698,303
Valmont Industries, Inc.	157	38,936
		23,837,966
Construction Materials — 0.7%
Eagle Materials, Inc.	52,398	7,689,930
US Concrete, Inc.(1)	24,233	1,381,039
		9,070,969
Consumer Finance — 2.7%
Elevate Credit, Inc.(1)	64,026	233,695
Encore Capital Group, Inc.(1)	34,050	1,576,174
Enova International, Inc.(1)	50,411	1,909,065
Green Dot Corp., Class A(1)	64,767	2,628,893

Navient Corp.	356,712	6,517,128
Nelnet, Inc., Class A	31,903	2,409,315
OneMain Holdings, Inc.	42,178	2,439,575
PRA Group, Inc.(1)	33,725	1,312,914
PROG Holdings, Inc.	109,912	5,794,561
Regional Management Corp.	16,995	794,346
SLM Corp.	416,407	8,432,242
World Acceptance Corp.(1)	3,500	562,135
		34,610,043
Containers and Packaging†
Myers Industries, Inc.	948	20,884
Distributors — 0.2%
Core-Mark Holding Co., Inc.	61,146	2,804,156
Diversified Consumer Services — 0.2%
American Public Education, Inc.(1)	16,828	471,184
Laureate Education, Inc., Class A(1)	52,946	773,541
Perdoceo Education Corp.(1)	122,227	1,489,947
Universal Technical Institute, Inc.(1)	4,273	25,852
		2,760,524
Diversified Financial Services†
Alerus Financial Corp.	15,233	501,927
Diversified Telecommunication Services — 0.5%
ATN International, Inc.	711	33,609
IDT Corp., Class B(1)	24,905	718,758
Iridium Communications, Inc.(1)	166,179	6,349,700
		7,102,067
Electrical Equipment — 0.6%
Atkore, Inc.(1)	51,243	3,955,960
Encore Wire Corp.	31,157	2,561,105
LSI Industries, Inc.	44,883	417,412
Powell Industries, Inc.	15,239	523,612
TPI Composites, Inc.(1)	6,747	325,880
		7,783,969
Electronic Equipment, Instruments and Components — 3.6%
Avnet, Inc.	132,335	5,830,680
Bel Fuse, Inc., Class B	7,586	125,017
Benchmark Electronics, Inc.	41,799	1,293,679
Daktronics, Inc.(1)	20,417	138,019
ePlus, Inc.(1)	14,424	1,364,078
Insight Enterprises, Inc.(1)	50,450	5,271,016
Jabil, Inc.	113,936	6,431,687
Kimball Electronics, Inc.(1)	26,089	583,872
Methode Electronics, Inc.	38,275	1,851,744
Plexus Corp.(1)	44,728	4,419,574
Sanmina Corp.(1)	116,025	4,885,813
ScanSource, Inc.(1)	35,266	1,076,671
SYNNEX Corp.	59,825	7,573,845
Vishay Intertechnology, Inc.	237,177	5,708,850
		46,554,545
Energy Equipment and Services — 2.3%
Archrock, Inc.	319,281	2,937,385
Cactus, Inc., Class A	15,714	550,618
DMC Global, Inc.(1)	6,568	347,907
Dril-Quip, Inc.(1)	18,922	634,455
Exterran Corp.(1)	71,944	339,576

Helix Energy Solutions Group, Inc.(1)	240,109	1,255,770
Helmerich & Payne, Inc.	157,458	4,448,188
Liberty Oilfield Services, Inc., Class A(1)	3,386	50,654
Nabors Industries Ltd.(1)	7,944	743,717
National Energy Services Reunited Corp.(1)	7,849	100,703
Newpark Resources, Inc.(1)	21,222	70,881
NexTier Oilfield Solutions, Inc.(1)	55,776	237,048
NOV, Inc.(1)	408,373	6,582,973
Oceaneering International, Inc.(1)	180,099	2,570,013
Oil States International, Inc.(1)	12,384	79,629
Patterson-UTI Energy, Inc.	365,467	3,058,959
ProPetro Holding Corp.(1)	108,766	1,081,134
RPC, Inc.(1)	73,378	360,286
Select Energy Services, Inc., Class A(1)	106,604	605,511
Solaris Oilfield Infrastructure, Inc., Class A	3,086	30,829
TechnipFMC plc(1)	278,017	2,388,166
Transocean Ltd.(1)	322,679	1,219,727
US Silica Holdings, Inc.(1)	35,472	363,943
		30,058,072
Entertainment — 0.2%
Eros STX Global Corp.(1)(2)	96	115
World Wrestling Entertainment, Inc., Class A	35,145	1,962,497
		1,962,612
Food and Staples Retailing — 1.5%
Andersons, Inc. (The)	14,916	463,589
Ingles Markets, Inc., Class A	40,468	2,506,588
Natural Grocers by Vitamin Cottage, Inc.	22,167	265,783
PriceSmart, Inc.	34,433	3,040,434
SpartanNash Co.	78,056	1,636,834
Sprouts Farmers Market, Inc.(1)	180,780	4,808,748
United Natural Foods, Inc.(1)	111,019	4,214,281
Village Super Market, Inc., Class A	18,699	450,833
Weis Markets, Inc.	29,303	1,490,937
		18,878,027
Food Products — 0.5%
Flowers Foods, Inc.	48,889	1,177,736
Fresh Del Monte Produce, Inc.	27,642	925,178
John B Sanfilippo & Son, Inc.	17,847	1,665,304
Mission Produce, Inc.(1)	15,251	309,748
Pilgrim's Pride Corp.(1)	57,675	1,386,507
Sanderson Farms, Inc.	3,690	600,547
Seneca Foods Corp., Class A(1)	10,122	468,041
		6,533,061
Health Care Equipment and Supplies — 0.2%
FONAR Corp.(1)	10,122	183,208
Meridian Bioscience, Inc.(1)	17,544	364,214
NuVasive, Inc.(1)	33,230	2,266,286
Orthofix Medical, Inc.(1)	1,937	78,836
		2,892,544
Health Care Providers and Services — 1.8%
Brookdale Senior Living, Inc.(1)	423,880	2,856,951
Ensign Group, Inc. (The)	74,022	6,158,631
Fulgent Genetics, Inc.(1)(2)	6,919	512,490
Magellan Health, Inc.(1)	26,416	2,488,123
ModivCare, Inc.(1)	14,654	2,157,509

National HealthCare Corp.	10,668	781,004
Owens & Minor, Inc.	109,992	4,917,742
Patterson Cos., Inc.	105,498	3,432,905
Triple-S Management Corp., Class B(1)	10,549	266,890
		23,572,245
Hotels, Restaurants and Leisure — 0.9%
BJ's Restaurants, Inc.(1)	2,516	139,085
Bluegreen Vacations Holding Corp.(1)	1,428	29,974
Carrols Restaurant Group, Inc.(1)	35,307	208,664
Century Casinos, Inc.(1)	19,437	271,924
Cheesecake Factory, Inc. (The)(1)	15,605	917,886
Chuy's Holdings, Inc.(1)	24,969	1,034,965
Cracker Barrel Old Country Store, Inc.	36,977	5,832,012
Extended Stay America, Inc.	14,831	292,319
Golden Entertainment, Inc.(1)	360	15,350
Hilton Grand Vacations, Inc.(1)	33,842	1,547,595
J Alexander's Holdings, Inc.(1)	7,783	93,474
Monarch Casino & Resort, Inc.(1)	13,460	960,506
ONE Group Hospitality, Inc. (The)(1)	11,349	121,661
RCI Hospitality Holdings, Inc.	1,246	96,565
		11,561,980
Household Durables — 3.0%
Bassett Furniture Industries, Inc.	8,721	264,159
Beazer Homes USA, Inc.(1)	70,243	1,672,486
Cavco Industries, Inc.(1)	888	196,488
Century Communities, Inc.(1)	59,177	4,815,824
Ethan Allen Interiors, Inc.	47,625	1,374,934
Hamilton Beach Brands Holding Co., Class A	8,918	224,733
Hooker Furniture Corp.	6,721	240,948
iRobot Corp.(1)	12,111	1,183,245
La-Z-Boy, Inc.	87,684	3,615,211
Legacy Housing Corp.(1)	10,122	192,723
LGI Homes, Inc.(1)	19,338	3,496,504
M/I Homes, Inc.(1)	54,768	3,862,239
Meritage Homes Corp.(1)	56,392	6,071,727
Sonos, Inc.(1)	71,156	2,632,772
Taylor Morrison Home Corp.(1)	76,012	2,251,475
Tri Pointe Homes, Inc.(1)	238,021	5,741,066
Universal Electronics, Inc.(1)	25,328	1,267,920
VOXX International Corp.(1)	2,900	43,616
		39,148,070
Household Products — 0.2%
Central Garden & Pet Co.(1)	10,458	574,458
Central Garden & Pet Co., Class A(1)	39,263	1,980,818
		2,555,276
Insurance — 4.1%
Ambac Financial Group, Inc.(1)	2,482	37,453
American Equity Investment Life Holding Co.	153,912	4,694,316
American National Group, Inc.	1,719	257,884
AMERISAFE, Inc.	25,343	1,660,727
Axis Capital Holdings Ltd.	58,333	3,128,982
Brighthouse Financial, Inc.(1)	116,460	5,666,944
CNO Financial Group, Inc.	215,875	5,733,640
Crawford & Co., Class A	25,115	242,862
Employers Holdings, Inc.	37,274	1,572,963

Genworth Financial, Inc., Class A(1)	726,517	3,051,371
Hanover Insurance Group, Inc. (The)	38,051	5,307,734
HCI Group, Inc.(2)	6,074	489,321
Horace Mann Educators Corp.	35,600	1,419,372
James River Group Holdings Ltd.	1,298	45,326
Mercury General Corp.	34,941	2,222,248
National Western Life Group, Inc., Class A	890	218,068
Safety Insurance Group, Inc.	14,742	1,254,692
Selective Insurance Group, Inc.	41,474	3,121,748
Stewart Information Services Corp.	35,696	2,154,254
Unum Group	203,985	6,317,415
Watford Holdings Ltd.(1)	32,236	1,126,326
White Mountains Insurance Group Ltd.	2,467	2,944,019
		52,667,665
Interactive Media and Services — 0.1%
Cars.com, Inc.(1)	112,388	1,641,989
Internet and Direct Marketing Retail — 0.1%
1-800-Flowers.com, Inc., Class A(1)	37,126	1,131,229
Duluth Holdings, Inc., Class B(1)	4,073	65,576
PetMed Express, Inc.	8,610	248,829
		1,445,634
IT Services — 0.7%
Alliance Data Systems Corp.	57,293	6,935,318
BM Technologies, Inc.(1)(2)	4,871	62,592
Computer Task Group, Inc.(1)	5,300	53,901
Sykes Enterprises, Inc.(1)	33,222	1,392,666
		8,444,477
Leisure Products — 1.0%
Acushnet Holdings Corp.	18,613	990,212
Johnson Outdoors, Inc., Class A	1,718	209,922
Malibu Boats, Inc., Class A(1)	33,617	2,636,245
Nautilus, Inc.(1)(2)	29,231	526,450
Smith & Wesson Brands, Inc.	92,096	1,957,961
Sturm Ruger & Co., Inc.	26,555	2,096,252
Vista Outdoor, Inc.(1)	112,514	4,904,485
		13,321,527
Machinery — 3.7%
Alamo Group, Inc.	709	109,314
Albany International Corp., Class A	48,908	4,369,930
Astec Industries, Inc.	45,347	3,107,630
Commercial Vehicle Group, Inc.(1)	67,434	777,514
EnPro Industries, Inc.	32,766	3,014,144
Greenbrier Cos., Inc. (The)	58,569	2,601,049
Kennametal, Inc.	125,291	4,699,665
Lydall, Inc.(1)	31,880	1,159,794
Mayville Engineering Co., Inc.(1)	170	3,305
Miller Industries, Inc.	18,699	782,553
Mueller Industries, Inc.	95,270	4,423,386
Mueller Water Products, Inc., Class A	72,438	1,048,178
Park-Ohio Holdings Corp.	15,234	561,982
Shyft Group, Inc. (The)	55,380	2,158,712
Terex Corp.	93,604	4,902,042
Timken Co. (The)	85,981	7,605,020
TriMas Corp.(1)	14,342	464,968
Trinity Industries, Inc.	156,269	4,341,153

Wabash National Corp.	85,172	1,358,493
		47,488,832
Marine — 0.5%
Costamare, Inc.	99,854	1,071,433
Eagle Bulk Shipping, Inc.(1)	9,478	448,594
Eneti, Inc.(2)	7,924	159,352
Genco Shipping & Trading Ltd.	21,264	335,971
Matson, Inc.	74,435	4,812,223
Pangaea Logistics Solutions Ltd.	31,880	129,114
		6,956,687
Media — 0.4%
Cumulus Media, Inc., Class A(1)	27,563	302,642
Entercom Communications Corp.(1)	232,762	1,012,515
Entravision Communications Corp., Class A	105,758	493,890
Gray Television, Inc.	125,534	2,919,921
Townsquare Media, Inc., Class A(1)	592	8,187
		4,737,155
Metals and Mining — 3.4%
Alcoa Corp.(1)	268,500	10,651,395
Allegheny Technologies, Inc.(1)	210,577	5,157,031
Alpha Metallurgical Resources, Inc.(1)	1,022	20,297
Arconic Corp.(1)	86,118	3,114,888
Carpenter Technology Corp.	65,386	3,133,297
Century Aluminum Co.(1)	18,006	245,062
Coeur Mining, Inc.(1)	292,608	3,043,123
Commercial Metals Co.	215,024	6,766,805
Haynes International, Inc.	10,651	370,655
Kaiser Aluminum Corp.	26,416	3,417,966
Materion Corp.	1,152	90,835
Olympic Steel, Inc.	12,678	453,238
Schnitzer Steel Industries, Inc., Class A	52,737	2,873,112
SunCoke Energy, Inc.	202,671	1,526,113
TimkenSteel Corp.(1)	31,025	470,029
United States Steel Corp.	61,650	1,598,584
Warrior Met Coal, Inc.	51,310	938,973
		43,871,403
Multiline Retail — 1.7%
Big Lots, Inc.	74,075	4,514,131
Dillard's, Inc., Class A	16,143	2,129,423
Kohl's Corp.	101,932	5,656,207
Macy's, Inc.(1)	506,751	9,263,408
		21,563,169
Oil, Gas and Consumable Fuels — 9.1%
Alto Ingredients, Inc.(1)	33,859	225,840
Antero Midstream Corp.	74,803	718,109
Antero Resources Corp.(1)	437,185	5,644,058
Arch Resources, Inc.(1)	23,164	1,321,969
Berry Corp.	150,491	957,123
Bonanza Creek Energy, Inc.(1)	33,608	1,443,800
Brigham Minerals, Inc., Class A	25,959	470,896
Callon Petroleum Co.(1)	86,531	3,328,848
Centennial Resource Development, Inc., Class A(1)	265,582	1,404,929
Cimarex Energy Co.	157,845	10,693,999
Clean Energy Fuels Corp.(1)	985	7,801
CNX Resources Corp.(1)	148,285	2,019,642

Comstock Resources, Inc.(1)	128,811	725,206
CONSOL Energy, Inc.(1)	51,033	782,846
DHT Holdings, Inc.	242,719	1,553,402
Dorian LPG Ltd.(1)	34,001	483,154
Earthstone Energy, Inc., Class A(1)	23,030	221,318
EnLink Midstream LLC(1)	397,732	1,940,932
EQT Corp.(1)	378,386	7,900,700
Equitrans Midstream Corp.	349,992	2,883,934
Evolution Petroleum Corp.	39,470	145,644
GasLog Ltd.	16	93
Goodrich Petroleum Corp.(1)	21,255	235,293
Green Plains, Inc.(1)	1,776	56,637
International Seaways, Inc.	11,851	237,494
Kosmos Energy Ltd.(1)	674,834	2,145,972
Marathon Oil Corp.	520,521	6,303,509
Matador Resources Co.	242,694	7,436,144
Murphy Oil Corp.	244,991	5,313,855
NACCO Industries, Inc., Class A	7,558	193,409
Nordic American Tankers Ltd.	231,926	807,102
Overseas Shipholding Group, Inc., Class A(1)	91,092	210,423
Ovintiv, Inc.	74,025	1,971,286
Par Pacific Holdings, Inc.(1)	26,506	368,964
PBF Energy, Inc., Class A(1)	133,851	2,160,355
PDC Energy, Inc.(1)	194,236	8,200,644
Penn Virginia Corp.(1)	33,580	647,422
Range Resources Corp.(1)	484,558	6,570,606
Renewable Energy Group, Inc.(1)	70,654	4,314,840
Ring Energy, Inc.(1)(2)	32,012	72,027
Scorpio Tankers, Inc.	88,384	1,978,034
SFL Corp. Ltd.	164,567	1,425,150
SilverBow Resources, Inc.(1)	9,270	153,882
SM Energy Co.	250,705	4,989,029
Southwestern Energy Co.(1)	1,205,921	6,234,612
Talos Energy, Inc.(1)	62,364	884,321
Targa Resources Corp.	74,000	2,875,640
Teekay Tankers Ltd., Class A(1)	1,036	15,571
Whiting Petroleum Corp.(1)	80,044	3,665,215
World Fuel Services Corp.	103,863	3,191,710
		117,533,389
Paper and Forest Products — 1.5%
Clearwater Paper Corp.(1)	8,126	231,835
Domtar Corp.(1)	101,076	5,481,352
Louisiana-Pacific Corp.	150,218	10,096,152
Mercer International, Inc.	78,911	1,171,039
Neenah, Inc.	8,598	455,092
Schweitzer-Mauduit International, Inc.	20,886	854,446
Verso Corp., Class A	69,385	1,180,239
		19,470,155
Personal Products — 0.6%
Lifevantage Corp.(1)	19,551	155,821
Medifast, Inc.	558	185,396
Nature's Sunshine Products, Inc.	2,367	48,500
Nu Skin Enterprises, Inc., Class A	92,039	5,537,066
USANA Health Sciences, Inc.(1)	16,843	1,780,979
		7,707,762

Pharmaceuticals — 0.8%
ANI Pharmaceuticals, Inc.(1)	2,698	92,676
BioDelivery Sciences International, Inc.(1)	100,925	356,265
Collegium Pharmaceutical, Inc.(1)	32,978	787,845
Corcept Therapeutics, Inc.(1)	83,593	1,805,609
Innoviva, Inc.(1)	114,725	1,543,051
Lannett Co., Inc.(1)	89,428	384,540
Phibro Animal Health Corp., Class A	9,052	255,176
Prestige Consumer Healthcare, Inc.(1)	61,109	3,047,506
Supernus Pharmaceuticals, Inc.(1)	76,935	2,296,510
		10,569,178
Professional Services — 0.5%
BGSF, Inc.	930	11,039
CRA International, Inc.	3,436	281,271
Heidrick & Struggles International, Inc.	6,751	290,563
Kelly Services, Inc., Class A(1)	24,567	630,635
Kforce, Inc.	40,468	2,537,748
Korn Ferry	35,962	2,352,275
TrueBlue, Inc.(1)	22,624	613,789
		6,717,320
Real Estate Management and Development — 0.2%
Forestar Group, Inc.(1)	7,323	168,502
Marcus & Millichap, Inc.(1)	21,251	835,164
RE/MAX Holdings, Inc., Class A	37,001	1,295,405
RMR Group, Inc. (The), Class A	13,730	537,118
		2,836,189
Road and Rail — 2.3%
ArcBest Corp.	57,181	4,450,969
Heartland Express, Inc.	19,241	349,224
Landstar System, Inc.	3,084	525,822
Marten Transport Ltd.	127,910	2,182,145
Ryder System, Inc.	100,885	8,251,384
Saia, Inc.(1)	32,980	7,590,677
Schneider National, Inc., Class B	54,603	1,337,227
US Xpress Enterprises, Inc., Class A(1)	27,563	309,808
Werner Enterprises, Inc.	88,704	4,256,905
		29,254,161
Semiconductors and Semiconductor Equipment — 1.1%
Alpha & Omega Semiconductor Ltd.(1)	31,327	1,009,043
Amkor Technology, Inc.	144,272	3,044,139
Cohu, Inc.(1)	35,830	1,333,593
MagnaChip Semiconductor Corp.(1)	44,378	1,051,759
NeoPhotonics Corp.(1)	6,084	62,118
Photronics, Inc.(1)	110,521	1,496,454
SMART Global Holdings, Inc.(1)	28,415	1,346,871
Synaptics, Inc.(1)	4,940	624,070
Ultra Clean Holdings, Inc.(1)	71,256	4,013,850
		13,981,897
Software — 0.3%
InterDigital, Inc.	46,833	3,783,170
VirnetX Holding Corp.(1)(2)	16,975	77,745
		3,860,915
Specialty Retail — 7.9%
Aaron's Co., Inc. (The)	62,182	2,236,686
Abercrombie & Fitch Co., Class A(1)	145,200	6,200,040

Academy Sports & Outdoors, Inc.(1)	44,418	1,622,590
American Eagle Outfitters, Inc.	147,067	5,210,584
Asbury Automotive Group, Inc.(1)	14,089	2,793,708
At Home Group, Inc.(1)	62,083	2,330,596
AutoNation, Inc.(1)	96,323	9,837,468
Barnes & Noble Education, Inc.(1)	8,972	73,301
Bed Bath & Beyond, Inc.(1)	107,295	3,003,187
Big 5 Sporting Goods Corp.(2)	55,976	1,721,262
Buckle, Inc. (The)	59,758	2,517,007
Caleres, Inc.	81,686	2,048,685
Citi Trends, Inc.(1)	18,699	1,558,375
Conn's, Inc.(1)	23,959	555,609
Container Store Group, Inc. (The)(1)	29,561	400,847
Dick's Sporting Goods, Inc.	93,409	9,110,180
Foot Locker, Inc.	144,118	9,121,228
Gap, Inc. (The)	12	401
Group 1 Automotive, Inc.	20,695	3,300,439
Guess?, Inc.	61,468	1,805,315
Haverty Furniture Cos., Inc.	22,315	1,025,151
Hibbett Sports, Inc.(1)	37,844	3,207,657
Kirkland's, Inc.(1)	29,496	758,342
Lazydays Holdings, Inc.(1)	4,892	113,397
Lumber Liquidators Holdings, Inc.(1)	49,026	1,116,812
MarineMax, Inc.(1)	45,900	2,360,637
Murphy USA, Inc.	41,978	5,659,054
ODP Corp. (The)(1)	40,962	1,791,678
Rent-A-Center, Inc.	53,639	3,315,427
Shoe Carnival, Inc.	12,577	849,073
Signet Jewelers Ltd.(1)	120,610	7,306,554
Sonic Automotive, Inc., Class A	38,451	1,854,492
Sportsman's Warehouse Holdings, Inc.(1)	80,713	1,436,691
Tilly's, Inc., Class A(1)	35,288	482,034
TravelCenters of America, Inc.(1)	7,558	216,310
Urban Outfitters, Inc.(1)	97,559	3,820,410
Zumiez, Inc.(1)	39,247	1,719,804
		102,481,031
Technology Hardware, Storage and Peripherals — 0.2%
Super Micro Computer, Inc.(1)	34,786	1,208,466
Turtle Beach Corp.(1)	25,292	837,165
		2,045,631
Textiles, Apparel and Luxury Goods — 1.3%
Capri Holdings Ltd.(1)	114,685	6,503,786
Carter's, Inc.	61,711	6,309,333
Culp, Inc.	18,699	305,168
Delta Apparel, Inc.(1)	696	21,771
Fossil Group, Inc.(1)	66,571	939,983
G-III Apparel Group Ltd.(1)	63,475	2,097,214
Lakeland Industries, Inc.(1)	4,575	115,381
Movado Group, Inc.	23,662	656,147
Rocky Brands, Inc.	1,427	83,223
Steven Madden Ltd.	221	9,149
Superior Group of Cos., Inc.	2,748	70,156
Unifi, Inc.(1)	4,839	133,218
Vera Bradley, Inc.(1)	1,925	22,099
		17,266,628

Thrifts and Mortgage Finance — 4.4%
Axos Financial, Inc.(1)	101,433	4,808,939
Bridgewater Bancshares, Inc.(1)	37,614	652,979
Essent Group Ltd.	73,592	3,520,641
Federal Agricultural Mortgage Corp., Class C	18,959	1,923,580
Flagstar Bancorp, Inc.	87,188	3,993,210
FS Bancorp, Inc.	7,638	543,673
Hingham Institution For Savings (The)	2,586	750,586
Home Bancorp, Inc.	11,072	430,147
HomeStreet, Inc.	42,875	1,930,232
Luther Burbank Corp.	24,811	301,206
Merchants Bancorp	26,205	1,125,505
Meridian Bancorp, Inc.	46,351	1,022,040
Meta Financial Group, Inc.	35,915	1,903,854
MGIC Investment Corp.	457,069	6,728,056
Mr. Cooper Group, Inc.(1)	116,932	4,044,678
NMI Holdings, Inc., Class A(1)	123,322	2,983,159
Northfield Bancorp, Inc.	21,589	365,502
OP Bancorp	23,107	239,620
PennyMac Financial Services, Inc.	85,186	5,333,495
Premier Financial Corp.	25,843	788,211
Provident Financial Services, Inc.	33,626	849,393
Radian Group, Inc.	237,347	5,542,052
Riverview Bancorp, Inc.	39,448	271,008
Severn Bancorp, Inc.	18,699	226,819
Southern Missouri Bancorp, Inc.	12,030	531,726
Sterling Bancorp, Inc.(1)	18,171	87,403
Territorial Bancorp, Inc.	12,678	331,149
TrustCo Bank Corp. NY	31,232	1,222,100
Walker & Dunlop, Inc.	353	35,844
Washington Federal, Inc.	100,532	3,351,737
Waterstone Financial, Inc.	39,548	782,259
		56,620,803
Trading Companies and Distributors — 3.6%
Air Lease Corp.	169,975	7,999,024
Applied Industrial Technologies, Inc.	16,025	1,569,809
Boise Cascade Co.	76,967	5,079,052
CAI International, Inc.	22,586	969,391
GATX Corp.	61,934	6,110,408
H&E Equipment Services, Inc.	55,329	2,069,305
Herc Holdings, Inc.(1)	48,038	5,525,331
McGrath RentCorp	46,840	4,015,593
NOW, Inc.(1)	163,909	1,716,127
Rush Enterprises, Inc., Class A	26,535	1,268,373
Rush Enterprises, Inc., Class B	2,170	94,091
Systemax, Inc.	14,859	509,961
Textainer Group Holdings Ltd.(1)	65,279	2,199,902
Titan Machinery, Inc.(1)	3,567	109,436
Triton International Ltd.	113,377	6,150,702
Veritiv Corp.(1)	23,107	1,419,232
		46,805,737
Transportation Infrastructure — 0.2%
Macquarie Infrastructure Corp.	83,225	2,902,888
Wireless Telecommunication Services — 0.7%
Shenandoah Telecommunications Co.	74,469	3,715,258

Telephone and Data Systems, Inc.	189,958	4,885,720
United States Cellular Corp.(1)	24,320	918,080
		9,519,058
TOTAL COMMON STOCKS (Cost $957,098,139)		1,291,124,982
TEMPORARY CASH INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $1,127,446)	1,127,446	1,127,446
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $858,503)	858,503	858,503
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $959,084,088)		1,293,110,931
OTHER ASSETS AND LIABILITIES†		140,449
TOTAL NET ASSETS — 100.0%		$1,293,251,380

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,773,106. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,826,783, which includes securities collateral of $968,280.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.